Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Auditors Remuneration [Line Items]
Audit services	€ 17,540	€ 18,040
Audit-related services	1,180	1,070
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	18,720	19,110
PwC Auditores, S.L. [Member]
Auditors Remuneration [Line Items]
Audit services	6,920	6,980
Audit-related services	730	780
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	7,650	7,760
PwC International Organization [Member]
Auditors Remuneration [Line Items]
Audit services	10,620	11,060
Audit-related services	450	290
Tax services	0	0
All other services (consulting, advisory, etc.)	0	0
Total	€ 11,070	€ 11,350